Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 SEK (kr)
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	kr 32,930			kr 31,831
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	19,811			22,685
Changes in fair value due to changes in credit risk 2022	(771)
Cumulative changes in fair value due to changes in credit risk 2022	kr (425)
Notes and bond loans [Member] | May 15, 2022 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 1,000
Coupon	4.125%	4.125%	4.125%
Currency	USD
Maturity date	May 15, 2022
Interest-bearing liabilities	kr 0			9,163
Changes in fair value due to changes in credit risk 2022	(58)
Cumulative changes in fair value due to changes in credit risk 2022	kr 0
Notes and bond loans [Member] | Mar 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Interest-bearing liabilities	kr 5,392			5,297
Changes in fair value due to changes in credit risk 2022	(72)
Cumulative changes in fair value due to changes in credit risk 2022	kr 46
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Coupon	2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities	kr 1,422			1,393
Changes in fair value due to changes in credit risk 2022	(50)
Cumulative changes in fair value due to changes in credit risk 2022	kr 30
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 200
Coupon	3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities	kr 1,682			1,825
Changes in fair value due to changes in credit risk 2022	(97)
Cumulative changes in fair value due to changes in credit risk 2022	kr 18
Notes and bond loans [Member] | May 26, 2029 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.00%	1.00%	1.00%
Currency	EUR
Maturity date	May 26, 2029
Interest-bearing liabilities	kr 4,196			5,007
Changes in fair value due to changes in credit risk 2022	(286)
Cumulative changes in fair value due to changes in credit risk 2022	kr (312)
Notes and bond loans [Member] | Feb 8, 2027
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 750
Coupon	1.125%	1.125%	1.125%
Currency	EUR
Maturity date	Feb 8, 2027
Interest-bearing liabilities	kr 7,119			0
Changes in fair value due to changes in credit risk 2022	(208)
Cumulative changes in fair value due to changes in credit risk 2022	(207)
Bilateral loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	9,753			8,733
Changes in fair value due to changes in credit risk 2022	(259)
Cumulative changes in fair value due to changes in credit risk 2022	kr (174)
Bilateral loans [Member] | June 15, 2023 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 220
Currency	USD
Maturity date	Jun 15, 2023
Interest-bearing liabilities	kr 2,292			2,033
Changes in fair value due to changes in credit risk 2022	(38)
Cumulative changes in fair value due to changes in credit risk 2022	kr 6
Bilateral loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		281
Currency	USD
Maturity date	July 31, 2024
Interest-bearing liabilities	kr 2,925			2,608
Changes in fair value due to changes in credit risk 2022	(58)
Cumulative changes in fair value due to changes in credit risk 2022	kr 4
Bilateral loans [Member] | Dec 18, 2025 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities	kr 1,555			1,400
Changes in fair value due to changes in credit risk 2022	(45)
Cumulative changes in fair value due to changes in credit risk 2022	kr (1)
Bilateral loans [Member] | Jun 21, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 305
Currency	USD
Maturity date	Jun 21, 2028
Interest-bearing liabilities	kr 2,981			kr 2,692
Changes in fair value due to changes in credit risk 2022	(118)
Cumulative changes in fair value due to changes in credit risk 2022	kr (183)